Property, Plant and Equipment, Net	12 Months Ended
Dec. 31, 2025
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment, Net
4.
Property, plant and equipment, net

Property, plant and equipment, net consist of the following:

	As of December 31,
	2024	2025
	RMB	RMB
Cost
Machinery	75,597	82,228
Electronic equipment	89,606	136,937
Leasehold improvement	155,681	194,223
Furniture and office equipment	48,480	104,635
Buildings	24,518	24,518
Motor vehicles	1,466	1,466
Software	9,147	9,137
Total	404,495	553,144
Less: accumulated depreciation	(249,656)	(316,176)
Construction in progress	1,693	2,410
Property, plant and equipment, net	156,532	239,378

Depreciation expense was RMB43,053, RMB53,035 and RMB70,346 for the years ended December 31, 2023, 2024 and 2025, respectively.